Jan-21-04 04:11pm From-

T-426 P.002/002 F-779

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CEA TNYS

1-31957

NYSE

04000938

RECD S.E.C.
JAN 2 1 2004
1083

January 21, 2004

PROCESSED
JAN 22 2004
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Cohen & Steers REIT and Utility Income Fund, Inc., Common Share, $.001 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 21, 2004. Tentative listing date – January 28, 2004.

Sincerely,

Paras Madho

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